Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2015	December 31, 2016	December 31, 2017
Net income available to common stockholders (in thousands)	98,094	44,638	5,310
Basic weighted average number of shares	55,360,004	55,418,626	55,508,974
Effect of dilutive potential share options:	346,100	375,855	372,480

Diluted weighted average number of shares	55,706,104	55,794,481	55,881,454